Subsequent Events - Additional Information (Detail)												1 Months Ended		9 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Nov. 19, 2021 USD ($)	Nov. 04, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) a	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 17, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 02, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($) shares	Jan. 18, 2021 $ / shares shares	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 18, 2021 USD ($)	Feb. 25, 2021 shares	Apr. 30, 2020 USD ($)
Subsequent Event [Line Items]
Debt instrument, face amount					$ 26,050,000									$ 26,050,000	$ 26,050,000						$ 104,000
Interest rate																	1.00%
Stock Issued During Period, Value, New Issues														$ 0			$ 0	$ 4,500,000
Business Combination, Consideration Transferred		$ 100,000,000
PIPE Investment [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from pipe Investment							$ 125,000,000
Change in Control Restricted Stock [Member]
Subsequent Event [Line Items]
Share based compensation arrangement,Number of equity instruments other than options,Granted | shares																1,799,811	1,799,811
LEO HOLDINGS III CORP [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt															$ 111,835
Share price | $ / shares									$ 10.00		$ 10.00
Short-term Debt [Member] | First Interstate Bank [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 500,000			$ 500,000
Interest rate										5.25%			5.25%
Maturity date													April 2021
Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate					8.00%									8.00%	8.00%
Maturity date														February 8, 2023
Debt instrument convertible note face amount					$ 26,050,000
Debt Instrument Oustanding Principal Of Note Converts Into Common Stock At A Conversion Price Equal TO Value of Each Share Of Common Stock Percentage Under Qualified SPAC Transaction Percentage					85.00%									85.00%	85.00%
Term Loan [Member] | Cargill Financial Services International, Inc [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 10,000,000				$ 10,000,000
Interest rate								8.00%				8.00%
Maturity date												March 22, 2022
Equity warrant coverage on the loan amount percentage								25.00%				25.00%
Warrant To Purchase Shares To Number of Shares Percentage Of Principal Amount Loan								25.00%				25.00%
Threshold Percentage of Lowest Cash Price Per Share Upon Earliest Of Transaction Used TO Determine The Warrant To Purchase Shares								85.00%				85.00%
Sponsor [Member] | Common Class B [Member] | Founder Shares [Member] | LEO HOLDINGS III CORP [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding | shares																				6,900,000
Stock Issued During Period, Shares, New Issues | shares											5,750,000
Subsequent Event [Member] | PIPE Investment [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from pipe Investment							$ 125,000,000
Subsequent Event [Member] | WA [Member]
Subsequent Event [Line Items]
Payments for purchase of land						$ 3,106,000
Subsequent Event [Member] | Hamilton [Member] | MT Land [Member]
Subsequent Event [Line Items]
Area of Land | a				20
Payments to Acquire Land Held-for-use				$ 450,000
Subsequent Event [Member] | Restricted Stock Unit [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee | shares	452,848
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Subsequent Event [Member] | Short-term Debt [Member] | First Interstate Bank [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 500,000			$ 500,000
Interest rate										5.25%			5.25%
Maturity date										April 2021
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate					8.00%									8.00%	8.00%
Maturity date					February 8, 2023
Debt instrument convertible note face amount					$ 26,050,000
Debt Instrument Oustanding Principal Of Note Converts Into Equity Securities At A Conversion Price Of Cash Price Paid Per Share Percentage Under Qualified Equity Financing					85.00%									85.00%	85.00%
Debt Instrument Oustanding Principal Of Note Converts Into Common Stock At A Conversion Price Equal TO Value of Each Share Of Common Stock Percentage Under Qualified SPAC Transaction Percentage					85.00%									85.00%	85.00%
Subsequent Event [Member] | Term Loan [Member] | Cargill Financial Services International, Inc [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 10,000,000				$ 10,000,000
Interest rate								8.00%				8.00%
Maturity date								March, 22, 2022
Equity warrant coverage on the loan amount percentage								25.00%				25.00%
Warrant To Purchase Shares To Number of Shares Percentage Of Principal Amount Loan								25.00%				25.00%
Threshold Percentage of Lowest Cash Price Per Share Upon Earliest Of Transaction Used TO Determine The Warrant To Purchase Shares								85.00%				85.00%
Subsequent Event [Member] | Non-Voting Common Stock [Member] | Change in Control Restricted Stock [Member]
Subsequent Event [Line Items]
Share based compensation arrangement,Number of equity instruments other than options,Granted | shares								273,065		146,848
Subsequent Event [Member] | New Local Bounti Common Stock [Member] | PIPE Investment [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			15,000,000,000
Stock Issued During Period, Value, New Issues			$ 150,000,000
Subsequent Event [Member] | Sponsor [Member] | Promisory Note [Member] | LEO HOLDINGS III CORP [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt									$ 112,701
Subsequent Event [Member] | Sponsor [Member] | Common Class B [Member] | LEO HOLDINGS III CORP [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding | shares																				6,900,000
Subsequent Event [Member] | Sponsor [Member] | Common Class B [Member] | Founder Shares [Member] | LEO HOLDINGS III CORP [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding | shares																				6,900,000
Subsequent Event [Member] | PIPE Investors [Member] | New Local Bounti Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares			2,500,000,000
Share price | $ / shares			$ 10.00
Stock Issued During Period, Value, New Issues			$ 25,000,000
Due from Related Parties																			$ 750,000